Tax Expense Benefit (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Line Items]
Current Tax	$ 21,102,652	¥ 136,698,765	¥ 173,388,429	¥ 100,460,629
Deferred Tax	(1,051,749)	(6,813,018)	(22,095,408)	(378,763)
Total	$ 20,050,903	¥ 129,885,747	¥ 151,293,021	¥ 100,081,866